Share repurchase program	12 Months Ended
Dec. 31, 2024
Share repurchase program
Share repurchase program
23.	Share repurchase program
In December 2021, the Board of Directors of the Company approved modifications to the share repurchase program authorized in 2020 (“2020 Share Repurchase Program”) pursuant to which the repurchase authorization increased from US$2.0
b
illion to US$3.0
b
illion and was extended until March 2024.
In March 2024, the Board of Directors of the Company approved a share repurchase program (“2024 Share Repurchase Program”), effective upon the expiry of the company’s 2020 Share Repurchase Program, pursuant to which the Company may repurchase up to US$3.0 billion worth of its shares (including ADSs) over the next 36 months through March 2027.
In August 2024, the Company has fully utilized the repurchase amount authorized under 2024 Share Repurchase Program, and has adopted and announced a new share repurchase program (the “New 2024 Share Repurchase Program”). Pursuant to the New 2024 Share Repurchase Program effective from September 2024, the Company may repurchase up to US$5.0 billion worth of its shares (including ADSs) over the next 36 months through the end of August 2027.
For the year ended December 31, 2022, the Company repurchased 5,010,203 ADSs for US$286 million on the open market, at prevailing market prices. For the year ended December 31, 2023, the Company repurchased 11,339,490 ADSs for US$356 million on the open market, at prevailing market prices. For the year ended December 31, 2024, the Company repurchased 127,639,089 ADSs for US$3,645 million on the open market, at prevailing market prices.
The Company accounts for the repurchased ordinary shares at cost and includes such uncancelled treasury stock as a component of the shareholders’ equity.